Leases - Additional Information (Details) $ in Thousands							12 Months Ended
	Jan. 01, 2023 ft²	Jan. 25, 2022 USD ($) ft²	Jan. 01, 2022 ft²	Aug. 09, 2021 ft²	Jul. 01, 2021 ft²	Mar. 03, 2021 ft²	Dec. 31, 2022 USD ($) Lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Lease [Line Items]
Number of significant leases | Lease							1
Right-of-use assets							$ 14,268	$ 11,292	$ 3,767
Lease liabilities							16,743	13,059	$ 3,919
Lease expenses							$ 200	$ 300
Right-of-use assets discounted payments rate							2.61%	2.61%
Lease liabilities discounted payments rate							3.47%	3.47%
Consumer Price Indices in Switzerland and France
Disclosure Of Lease [Line Items]
Lease liabilities							$ 14,700	$ 10,800
Minimum
Disclosure Of Lease [Line Items]
Lease terms for office buildings							1 year
Cash outflows related to leases less than 12 months							$ 200	300
Maximum
Disclosure Of Lease [Line Items]
Lease terms for office buildings							10 years
Office Space | Rolle
Disclosure Of Lease [Line Items]
Lease term						120 months
Area of office space leased (in sq ft) | ft²						65,860
Area of office space gained access under lease (in sq ft) | ft²		21,258	7,535		11,840
Expected lease commitments							$ 500	$ 100
Right-of-use assets		$ 4,500					7,700
Lease liabilities		$ 4,500					8,500
Lease incentives and expected restoration costs							800
Office Space | Rolle | Year 2023
Disclosure Of Lease [Line Items]
Expected lease commitments							1,000
Office Space | Rolle | Year 2024
Disclosure Of Lease [Line Items]
Expected lease commitments							1,140
Office Space | Rolle | Amendment to Lease
Disclosure Of Lease [Line Items]
Area of office space gained access under lease (in sq ft) | ft²	21,258
Office Space | Boston
Disclosure Of Lease [Line Items]
Lease term				40 months
Area of office space leased (in sq ft) | ft²				9,192
Expected lease commitments							500
Right-of-use assets							1,200
Lease liabilities							1,400
Lease incentives and expected restoration costs							$ 200